Shareowners' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Shareowners' equity
(In millions)	2014	2013	2012

Preferred stock issued	$-	$-	$-
Common stock issued	$702	$702	$702
Accumulated other comprehensive income
Balance at January 1	$(9,120)	$(20,230)	$(23,974)
Other comprehensive income before reclassifications	(12,087)	8,844	841
Reclassifications from other comprehensive income	3,035	2,266	2,903
Other comprehensive income, net, attributable to GE	(9,052)	11,110	3,744
Balance at December 31	$(18,172)	$(9,120)	$(20,230)
Other capital
Balance at January 1	$32,494	$33,070	$33,693
Gains (losses) on treasury stock dispositions and other(a)	395	(576)	(623)
Balance at December 31	$32,889	$32,494	$33,070
Retained earnings
Balance at January 1	$149,051	$144,055	$137,786
Net earnings attributable to the Company	15,233	13,057	13,641
Dividends and other transactions with shareowners	(8,951)	(8,061)	(7,372)
Balance at December 31	$155,333	$149,051	$144,055
Common stock held in treasury
Balance at January 1	$(42,561)	$(34,571)	$(31,769)
Purchases	(1,950)	(10,466)	(5,295)
Dispositions	1,918	2,476	2,493
Balance at December 31	$(42,593)	$(42,561)	$(34,571)
Total equity
GE shareowners' equity balance at December 31	$128,159	$130,566	$123,026
Noncontrolling interests balance at December 31	8,674	6,217	5,444
Total equity balance at December 31	$136,833	$136,783	$128,470

(a) 2014 included $440 million related to the excess of the net proceeds from the Synchrony Financial IPO over the carrying value of the interest sold.

Common Shares Issued And Outstanding

December 31 (In thousands)	2014	2013	2012

Issued	11,693,841	11,693,841	11,693,841
In treasury	(1,636,461)	(1,632,960)	(1,288,216)
Outstanding	10,057,380	10,060,881	10,405,625

Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

(In millions)	2014	2013	2012

Investment securities
Balance at January 1	$307	$677	$(30)
Other comprehensive income (loss) (OCI) before reclassifications –
net of deferred taxes of $353, $(407) and $387(a)	562	(692)	683
Reclassifications from OCI – net of deferred taxes
of $84, $222 and $13	146	318	22
Other comprehensive income (loss)(b)	708	(374)	705
Less OCI attributable to noncontrolling interests	2	(4)	(2)
Balance at December 31	$1,013	$307	$677

Currency translation adjustments (CTA)
Balance at January 1(c)	$283	$412	$133
OCI before reclassifications – net of deferred taxes	(2,600)	510	474
of $(129), $(613) and $(266)
Reclassifications from OCI – net of deferred taxes
of $213, $793 and $54	(129)	(818)	(174)
Other comprehensive income (loss)(b)	(2,729)	(308)	300
Less OCI attributable to noncontrolling interests	(19)	(22)	21
Balance at December 31	$(2,427)	$126	$412

Cash flow hedges
Balance at January 1(c)	$(414)	$(722)	$(1,176)
OCI before reclassifications – net of deferred taxes	(610)	738	385
of $23, $250 and $392
Reclassifications from OCI – net of deferred taxes
of $34, $(177) and $(245)	844	(271)	68
Other comprehensive income (loss)(b)	234	467	453
Less OCI attributable to noncontrolling interests	-	2	(1)
Balance at December 31	$(180)	$(257)	$(722)

Benefit plans
Balance at January 1	$(9,296)	$(20,597)	$(22,901)
Prior service credit (costs) - net of deferred taxes
of $219, $(5) and $304	396	(6)	534
Net actuarial gain (loss) – net of deferred taxes
of $(5,332), $4,506 and $(574)	(9,849)	8,269	(1,396)
Net curtailment/settlement - net of deferred taxes
of $41, $0 and $123	72	-	174
Prior service cost amortization – net of deferred taxes
of $241, $267 and $326	349	397	497
Net actuarial loss amortization – net of deferred taxes
of $859, $1,343 and $1,278	1,753	2,640	2,490
Other comprehensive income (loss)(b)	(7,279)	11,300	2,299
Less OCI attributable to noncontrolling interests	3	(1)	(5)
Balance at December 31	$(16,578)	$(9,296)	$(20,597)

Accumulated other comprehensive income (loss) at December 31	$(18,172)	$(9,120)	$(20,230)

(a) Includes adjustments of $960 million, $(1,171) million and $527 million in 2014, 2013 and 2012, respectively, to deferred acquisition costs, present value of future profits, and investment contracts, insurance liabilities and insurance annuity benefits in our run-off insurance operations to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

(b) Total other comprehensive income (loss) was $(9,066) million, $11,085 million and $3,757 million in 2014, 2013 and 2012, respectively.

(c) Includes a $157 million reclassification between 2014 opening balances in Currency Translation Adjustments and Cash Flow Hedges.

Reclassification out of Accumulated Other Comprehensive Income
RECLASSIFICATION OUT OF AOCI

(In millions)	2014	2013	2012	Statement of Earnings Caption

Available-for-sale securities
Realized gains (losses) on
sale/impairment of securities	$(230)	$(540)	$(35)	Other income
	84	222	13	Benefit (provision) for income taxes
	$(146)	$(318)	$(22)	Net of tax
Currency translation adjustments
Gains (losses) on dispositions	$(84)	$25	$120	Costs and expenses
	213	793	54	Benefit (provision) for income taxes
	$129	$818	$174	Net of tax
Cash flow hedges
Gains (losses) on interest rate derivatives	$(234)	$(364)	$(499)	Interest and other financial charges
Foreign exchange contracts	(666)	564	792	(a)
Other	22	248	(116)	(b)
	(878)	448	177	Total before tax
	34	(177)	(245)	Benefit (provision) for income taxes
	$(844)	$271	$(68)	Net of tax
Benefit plan items
Curtailment loss	$(113)	$-	$-	(c)
Amortization of prior service costs	(590)	(664)	(823)	(c)
Amortization of actuarial gains (losses)	(2,612)	(3,983)	(3,768)	(c)
	(3,315)	(4,647)	(4,591)	Total before tax
	1,141	1,610	1,604	Benefit (provision) for income taxes
	$(2,174)	$(3,037)	$(2,987)	Net of tax

Total reclassification adjustments	$(3,035)	$(2,266)	$(2,903)	Net of tax

  Included $(607) million, $608 million and $894 million in GECC revenues from services and $(59) million, $(44) million and $(102) million in interest and other financial charges in 2014, 2013 and 2012, respectively.
  Primarily recorded in costs and expenses.
  Curtailment loss, amortization of prior service costs and actuarial gains and losses out of AOCI are included in the computation of net periodic pension costs. See Note 12 for further information.

Noncontrolling Interests Balance [Table Text Block]
December 31 (In millions)	2014	2013

GECC preferred stock	$4,950	$4,950
Synchrony Financial	2,531	-
Other noncontrolling interests in consolidated affiliates(a)	1,193	1,267
Total	$8,674	$6,217

(a) Consisted of a number of individually insignificant noncontrolling interests in partnerships and consolidated affiliates.

Changes to noncontrolling interests
CHANGES TO NONCONTROLLING INTERESTS

(In millions)	2014	2013	2012

Beginning balance	$6,217	$5,444	$1,696
Net earnings	183	298	223
GECC issuance of preferred stock	-	990	3,960
GECC preferred stock dividend	(322)	(298)	(123)
Dividends	(74)	(80)	(42)
Dispositions	(81)	(175)	-
Synchrony Financial IPO	2,393	-	-
Other (including AOCI)(a)	358	38	(270)
Ending balance	$8,674	$6,217	$5,444

(a) Includes research & development partner funding arrangements, acquisitions and eliminations.